Expense Example {- Health Care Portfolio} - 02.28 Select Portfolios: Group 5 Health Care Sector Combo PRO-14 - Health Care Portfolio - Health Care Portfolio-Default	Apr. 29, 2021 USD ($)
Expense Example:
1 year	$ 70
3 years	221
5 years	384
10 years	$ 859